Investments - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Aug. 31, 2005	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2012	Dec. 29, 2014	Dec. 31, 2013	Jun. 30, 2008
Schedule of Equity Method Investments [Line Items]
Total assets		$ 16,469,355,000				$ 16,589,670,000
Percentage of revenue to JSAT		50.00%
Guarantee expenses paid, net of fees and commissions		9,600,000
Expected guarantee expenses to be paid over the period of the guarantee		5,000,000
Capital contribution in percent	50.00%
Percentage of economic interest						88.00%
Range One [Member]
Schedule of Equity Method Investments [Line Items]
Guarantee Obligations		7,800,000
Range Two [Member]
Schedule of Equity Method Investments [Line Items]
Guarantee Obligations		10,300,000
New Dawn [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage							74.90%
Noncontrolling ownership interest percentage							25.10%
Redeemable noncontrolling interest, acquisition			8,700,000	8,700,000
WP Com [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage						49.00%
Noncontrolling ownership interest percentage						51.00%
Redeemable noncontrolling interest, acquisition					2,200,000
Subsidiary
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage						99.90%
Horizons Satellite Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Total assets		67,500,000				101,700,000
Total liabilities		100,000				24,600,000
Revenue share, net of applicable fees and commissions		$ 5,700,000				$ 7,100,000